GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]
	2022	2021
	US$’000	US$’000
Cost:
Balance at 1 January	3,305	3,928
Derecognition of goodwill	-	(604)
Effects of foreign currency exchange differences	(13)	(19)
Balance at 31 December	3,292	3,305

Accumulated impairment losses:
Balance at 1 January	3,305	2,968
Impairment	-	965
Derecognition of goodwill	-	(604)
Effects of foreign currency exchange differences	(13)	(24)
Balance at 31 December	3,292	3,305

Carrying amount:
At 31 December	-	-

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2022	2021
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,089	3,089
Parcel Service	203	216
	3,292	3,305